Taxes on Income (Details) - Schedule of Income (Loss) Before Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income (Loss) Before Income Taxes [Abstract]
Domestic	$ (62,734)	$ (58,085)	$ 10,334
Foreign	(647)	1,585	5,058
Income (loss) before income taxes	$ (63,381)	$ (56,500)	$ 15,392